DEAR SHAREHOLDER:

We are pleased to enclose the annual report on the operations of South Dakota Tax-Free Fund, Inc. for the year ended December 31, 1996. The municipal bond portfolio and related financial statements are presented within for your review.

Municipal bond prices began the year with a slight upward bias and then declined in the February-March-April time frame. Federal Reserve monetary policy became less accommodative in response to the growth picture in the American economy. Bond prices then moved higher during the second half of 1996 except for late December, when a correction took place.

Shares in the Fund increased during the period from $10.39 to $10.50. During part of the year the Fund utilized a partial hedge to maintain share price stability. Futures contracts in U.S. Treasury Bonds and Municipal Bonds were employed. Hedging provided share price stability as interest rates increased and bond prices declined.

The adviser has invested primarily in high-grade South Dakota tax-exempt bonds (see next page). Management intends to maintain the portfolio quality while diversifying throughout the State. The adviser has been able to select suitable investments from numerous offerings in both the primary and secondary municipal bond markets. Reasonable income and preservation of capital remain as the chief objectives of the Fund.

We invite your personal calls and visits.

                                             Sincerely,


                                             Robert E. Walstad
                                             President

SCHEDULE OF INVESTMENTS December 31, 1996

NAME OF ISSUER
Percentages represent the market value                     (UNAUDITED)
of each investment category to total                         RATING            COUPON                    PRINCIPAL         MARKET
net assets                                                 MOODY'S/S&P          RATE   MATURITY           AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA MUNICIPAL BONDS (96.1%)

HEALTH CARE (5.8%)
SD Hlth. & Ed. Fac. Auth. (Huron Regional Ctr.) Rev.         NR/BBB-           7.250%  04/01/20          $100,000       $  107,089
*SD Hlth. & Ed. Auth. (Crippled Children's Hosp.) Rev.        NR/A+            7.100   07/01/09           260,000          263,900
                                                                                                                 -----------------
                                                                                                                        $  370,989
                                                                                                                 -----------------
HOUSING (17.2%)
SD Hsing. Dev. Auth. Home Ownership Mtg.                     Aa1/AA+           6.550%  05/01/14          $100,000       $  104,907
SD Hsing. Dev. Auth. Home Ownership Mtg.                     Aa1/AA+           6.600   05/01/17           195,000          204,635
SD Hsing. Dev. Auth. Home Ownership Mtg.                     Aa1/AA+           6.250   05/01/15           200,000          204,892
SD Hsing. Dev. Auth. Rev.                                     A1/A+            6.700   04/01/20           370,000          384,682
SD Hsing. Dev. Auth. Home Ownership Mtg.                     Aa1/AA+           6.000   05/01/21           200,000          199,654
                                                                                                                 -----------------
                                                                                                                        $1,098,770
                                                                                                                 -----------------
REAL ESTATE (7.3%)
Minnehaha Cty. C.O.P.                                        Aa1/NR            6.000%  12/01/12          $100,000       $  102,161
Pierre, SD Sales Tax Ref. Rev.                                NR/NR            6.000   10/01/14           200,000          204,428
SD Hlth. & Ed. Facs. Auth. (Univ. Sioux Falls) Rev.           NR/NR            7.100   04/01/15           150,000          160,471
                                                                                                                 -----------------
                                                                                                                        $  467,060
                                                                                                                 -----------------
SCHOOLS (18.7%)
Dakota Valley (N. Sioux City) S.D. #61-8 G.O.                 NR/NR            6.000%  07/01/12          $100,000       $  102,514
Dakota Valley (N. Sioux City) S.D. #61-8 G.O.                 NR/NR            5.650   07/01/14           200,000          199,666
Hamlin SD #28-3 G.O.                                          NR/NR            6.100   12/15/15           140,000          144,494
Hamlin SD #28-3 Capital Outlay C.O.P.                         NR/NR            5.700   10/01/15           120,000          121,403
Henry S.D. #14-2 G.O. School Building                         NR/NR            6.450   01/01/12            75,000           77,555
SD (Mitchell) S.D. #17-2 Capital Outlay C.O.P.                NR/A             6.200   01/15/13            60,000           62,497
Newell, SD S.D. #09-2 Capital Outlay C.O.P.                   NR/NR            6.000   01/01/17           300,000          299,643
SD (Winner) S.D. #59-2 Capital Outlay C.O.P.                  NR/A             6.200   01/15/10            75,000           78,330
SD Northwestern S.D. #56-3 Capital Outlay C.O.P.              NR/A             6.800   01/15/13           100,000          107,224
                                                                                                                 -----------------
                                                                                                                        $1,193,326
                                                                                                                 -----------------
STATE EDUCATION (13.9%)
SD Hlth. & Ed. Auth. (Vocational Educ.) Rev.                  A1/NR            6.700%  08/01/22          $150,000       $  160,639
SD Student Loan Finance Corp. Rev.                            NR/A+            6.750   08/01/10           400,000          420,748
SD Student Loan Finance Corp. Rev.                            A/NR             6.550   08/01/20           300,000          307,392
                                                                                                                 -----------------
                                                                                                                        $  888,779
                                                                                                                 -----------------

UTILITIES (4.2%)
Deadwood Sewer, Water & Improvement C.O.P.                    NR/NR            6.750%  11/01/03          $250,000       $  266,982
                                                                                                                 -----------------

INSURED (29.0%)
Grant County (Northwestern Public Svc.) PCR (MBIA)           Aaa/AAA           5.900%  06/01/23          $400,000       $  404,580
*Heartland Consumers Power Elec. Rev. (Escrowed)             Aaa/AAA           7.000   01/01/16           200,000          227,608
Heartland Consumers Power Elec. Rev. (FSA)                   Aaa/AAA           6.000   01/01/09           200,000          213,044
Rapid City Area S.D. #51-4 Cap. Outlay (MBIA)                Aaa/AAA           6.200   01/01/12           100,000          106,137
SD Hsing. Dev. Auth. Home Ownership Mtg. (MBIA)              Aaa/AAA           6.150   05/01/26           250,000          259,913
SD Hlth. & Ed. Facs. Auth. (Rapid City Regl.) Rev. (MBIA)    Aaa/AAA           7.000   09/01/14            90,000           97,962
SD Hlth. & Ed. Auth. (St. Luke's/Midland) Rev. (MBIA)        Aaa/AAA           6.625   07/01/11           250,000          272,942
SD Student Loan Program Rev. (MBIA)                          Aaa/AAA           7.625   08/01/06            50,000           54,327
SD State Lease Rev. COP (CGIC)                               Aaa/AAA           6.500   09/01/08           200,000          221,734
                                                                                                                 -----------------
                                                                                                                        $1,858,247
                                                                                                                 -----------------

SOUTH DAKOTA MUNICIPAL BONDS (COST: $5,909,222)                                                                         $6,144,153
                                                                                                                 -----------------

SHORT-TERM SECURITIES (6.6%)
Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio (COST: $421,151)                             $  421,151
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES (COST: $6,330,373)                                                                      $6,565,304
                                                                                                                 =================

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1996

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996
-----------------------------------------------------

ASSETS
     Investments in securities, at value (cost: $6,330,373)   $  6,565,304
     Accrued dividends receivable                                      651
     Accrued interest receivable                                   118,515
     Variation margin on futures                                    45,184
                                                               -----------

        Total Assets                                          $  6,729,654
                                                             -------------


LIABILITIES
     Bank overdraft                                           $    299,900
     Dividends payable                                              27,561
     Accrued expenses                                                5,366
                                                             -------------

        Total Liabilities                                     $    332,827
                                                             -------------


NET ASSETS                                                    $  6,396,827
                                                             =============

     Net asset value per share, 609,039 shares outstanding    $      10.50
                                                             =============

STATEMENT OF OPERATIONS for the year ended December 31, 1996
------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                  $    334,122
    Dividends                                                        9,074
                                                               -----------
         Total Investment Income                              $    343,196
                                                             -------------

EXPENSES
    Investment advisory fees                                  $     34,769
    Distribution fees (12b-1)                                       17,384
    Custodian fees                                                   1,046
    Transfer agent fees                                              9,321
    Accounting service fees                                         26,892
    Audit and legal fees                                             4,050
    Insurance                                                        2,952
    Directors fees                                                   1,210
    Printing and postage                                             7,404
    License, fees, and registrations                                 2,455
    Amortization of organization costs                                 877
                                                               -----------
        Total expenses                                        $    108,360
    Less expenses waived or absorbed
    by the Fund's manager                                           54,598
                                                               -----------
        Total Net Expenses                                    $     53,762
                                                             -------------

NET INVESTMENT INCOME                                         $    289,434
                                                             -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
    Net realized gain (loss) from:
    Investment transactions                                   $     (8,689)
    Futures transactions                                           114,365
    Net change in unrealized appreciation (depreciation) of:
    Investments                                                    (15,156)
    Futures                                                         (8,014)
                                                             -------------
         Net Realized And Unrealized Gain (Loss) On
         Investments and Futures                              $     82,506
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                     $    371,940
                                                             =============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1996


STATEMENT OF CHANGES IN NET ASSETS for the years ended December 31, 1996 and
                                   -----------------------------------------
1995
-----

                                                                                        For the Year           For the Year
                                                                                           Ended                  Ended
                                                                                     December 31, 1996      December 31, 1995
                                                                                ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                         $            289,434   $            220,297
    Net realized gain (loss) on investment and futures transactions                            105,676               (108,899)
    Net unrealized appreciation (depreciation) on investments and futures                      (23,170)               310,810
                                                                                ---------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From Operations          $            371,940   $            422,208
                                                                                ---------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                          $           (289,434)  $           (220,297)
    Distributions in excess of net investment income                                           (17,384)                (9,859)
    Distributions from net realized gain on investment transactions                                  0                      0
                                                                                ---------------------------------------------
         Total Dividends and Distributions                                        $           (306,818)  $           (230,156)
                                                                                ---------------------------------------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                                  $          1,387,696   $          2,562,699
    Proceeds from reinvested dividends                                                         166,205                118,385
    Cost of shares redeemed                                                                   (385,225)              (599,679)
                                                                                ---------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From Capital
         Share Transactions                                                       $          1,168,676   $          2,081,405
                                                                                ---------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                      $          1,233,798   $          2,273,457

NET ASSETS, BEGINNING OF PERIOD                                                              5,163,029              2,889,572
                                                                                ---------------------------------------------

NET ASSETS, END OF PERIOD                                                         $          6,396,827   $          5,163,029
                                                                                =============================================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS December 31,1996

Note 1.  ORGANIZATION

         South Dakota Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 1, 1993 and commenced operations on April 5, 1994. The Fund's objective is to provide as high a level of current income exempt from federal and any future South Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of South Dakota tax-exempt securities.

         Shares of the Fund are offered with no initial sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT SECURITY VALUATION - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

         The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

         FEDERAL INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

         DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

         INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

         FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

         A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index, and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

         Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

         As of December 31, 1996, there were 200,000,000 shares of $.001 par value authorized; 609,039 and 497,017 shares were outstanding at December 31, 1996 and December 31, 1995, respectively. Transactions in capital shares were as follows:

                                                                 Shares                                   Amount
                                                           ------------------                       ------------------
                                                     For The Year     For The Year Ended      For The Year        For The Year
                                                        Ended            Ended                   Ended               Ended
                                                  December 31, 1996    December 31,1995      December 31, 1996   December 31, 1995
                                                -----------------------------------------------------------------------------------
Shares sold                                                 133,378              251,922          $1,387,696          $2,562,699
Shares issued on reinvestment of dividends                   16,005               11,653             166,205             118,385
Shares redeemed                                             (37,361)             (59,470)           (385,225)           (599,679)
                                                -----------------------------------------------------------------------------------
Net increase                                                112,022              204,105          $1,168,676          $2,081,405
                                                ===================================================================================

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

         The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $33,385 of investment advisory fees for the year ended December 31, 1996. The Fund has a payable to ND Money Management, Inc. of $3,220 at December 31, 1996 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

         The Fund has adopted a distribution plan (the Plan), pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.75% of the average daily net assets of the Fund to ND Capital, Inc. (Capital), its principal underwriter, for expenses incurred in the distribution of the

         Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at a rate not to exceed 0.75% of the average daily net assets of the Fund for the prior month. The Fund has recognized $17,384 of 12b-1 fee expenses for the year ended December 31, 1996. The Fund has a payable to ND Capital, Inc. of $1,610 at December 31, 1996 for 12b-1 fees.


         ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $9,321 of transfer agency fees for the year ended December 31, 1996. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $26,892 of accounting service fees for the year ended December 31, 1996.


Note 5.  INVESTMENT SECURITY TRANSACTIONS

         The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,525,402 and $135,293, respectively, for the year ended December 31, 1996.

Note 6.  INVESTMENT IN SECURITIES

         At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $6,330,373 and the net unrealized appreciation of investments based on the cost was $234,931, which is comprised of $235,622 aggregate gross unrealized appreciation and $691 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                                                               For The Period
                                                                                                               Since Inception
                                                                For The Year           For The Year            (April 5, 1994)
                                                                   Ended                  Ended                   Through
                                                              December 31, 1996      December 31, 1995        December 31, 1994
                                                       -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  10.39                $  9.86             $  10.00
                                                       -------------------------------------------------------------------------

Income from Investment Operations:
     Net investment income                                                  .52                $   .55             $    .39
     Net realized and unrealized gain (loss) on
     investment and futures transactions                                    .14                    .55                 (.11)
                                                       -------------------------------------------------------------------------
         Total From Investment Operations                              $    .66                $  1.10             $    .28
                                                       -------------------------------------------------------------------------

Less Distributions:
     Dividends from net investment income                                  (.52)               $  (.55)            $   (.39)
     Distributions in excess of net investment income                      (.03)                  (.02)                (.02)
     From net realized gain on investment transactions                      .00                    .00                 (.01)
                                                       -------------------------------------------------------------------------
         Total Distributions                                               (.55)               $  (.57)            $   (.42)
                                                       -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                         $  10.50                $ 10.39             $   9.86
                                                       =========================================================================
Total Return                                                               6.58% (A)             11.47% (A)            3.72% (A)(B)



Ratios/Supplemental Data:
     Net assets, end of period (in thousands)                          $  6,397                $ 5,163             $  2,890
     Ratio of net expenses (after expense assumption) to
      average net assets                                                   0.93% (C)              0.61% (C)            0.46% (B)(C)
     Ratio of net investment income to average net
      assets                                                               5.01%                  5.35%                5.62% (B)
     Portfolio turnover rate                                               2.47%                  0.66%               31.32%

  (A) Excludes contingent deferred sales charge of 4%.
  (B) Ratio was annualized.
  (C) During the years ended December 31, 1996, December 31, 1995 and the period ended December 31, 1994, ND Holdings, Inc. assumed expenses of $54,598, $37,053, and $24,509. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 1.88%, 1.51% and 2,15%, respectively.

GRAPH APPEARS HERE

 Comparison of change in value of $10,000 investment in South Dakota Tax-Free
            Fund and Lehman Bros. Municipal Bond Index (Unaudited)

            South Dakota Tax-Free Fund  South Dakota Tax-Free Fund  Lehman Bros
            w/o CDSC                    w/ max applicable CDSC      Municipal Bond Index
            ----------------------------------------------------------------------------
4/5/1994    $10,000                     $10,000                     $10,000
1994        $10,280                     $ 9,885                     $10,035
1995        $11,459                     $11,059                     $11,787
1996        $12,212                     $11,912                     $12,309